Group cash flow statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit (loss) before taxation	$ 15,227	$ (24,888)	$ 8,154
Adjustments to reconcile profit before taxation to net cash provided by operating activities
Exploration expenditure written off	167	9,920	631
Depreciation, depletion and amortization	14,805	14,889	17,780
Impairment and (gain) loss on sale of businesses and fixed assets	(2,997)	11,507	7,882
Earnings from joint ventures and associates	(3,999)	403	(3,257)
Dividends received from joint ventures and associates	1,842	1,442	1,962
Interest receivable	(235)	(258)	(441)
Interest received	320	74	416
Finance costs	2,857	3,115	3,489
Interest paid	(2,474)	(2,728)	(2,870)
Net finance expense relating to pensions and other post-retirement benefits	(2)	33	63
Share-based payments	627	723	730
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(655)	(282)	(238)
Net charge for provisions, less payments	2,934	735	(176)
(Increase) decrease in inventories	(7,458)	3,963	(3,406)
(Increase) decrease in other current and non-current assets	(13,263)	4,230	(2,335)
Increase (decrease) in other current and non-current liabilities	20,095	(8,278)	2,823
Income taxes paid	(4,179)	(2,438)	(5,437)
Cash flows from (used in) operating activities	23,612	12,162	25,770
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(10,887)	(12,306)	(15,418)
Acquisitions, net of cash acquired	(186)	(44)	(3,562)
Investment in joint ventures	(1,440)	(567)	(137)
Investment in associates	(335)	(1,138)	(304)
Total cash capital expenditure	(12,848)	(14,055)	(19,421)
Proceeds from disposals of fixed assets	1,145	491	500
Proceeds from disposals of businesses, net of cash disposed	5,812	4,989	1,701
Proceeds from loan repayments	197	717	246
Net cash used in investing activities	(5,694)	(7,858)	(16,974)
Financing activities
Repurchase of shares	(3,151)	(776)	(1,511)
Payments of lease liabilities, classified as financing activities	(2,082)	(2,442)	(2,372)
Proceeds from long-term financing	6,987	14,736	8,597
Repayments of long-term financing	(16,804)	(12,179)	(7,118)
Net increase (decrease) in short-term debt	1,077	(1,234)	180
Proceeds from issuing other equity instruments	924	11,861	0
Payments of other equity instruments	(538)	(89)	0
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	(560)	(8)	0
Receipts relating to transactions involving non-controlling interests (other)	683	665	566
Dividends paid
bp shareholders	(4,304)	(6,340)	(6,946)
Non-controlling interests	(311)	(238)	(213)
Net cash provided by (used in) financing activities	(18,079)	3,956	(8,817)
Currency translation differences relating to cash and cash equivalents	(269)	379	25
Increase (decrease) in cash and cash equivalents	(430)	8,639	4
Cash and cash equivalents at beginning of year	31,111	22,472
Cash and cash equivalents at end of year	$ 30,681	$ 31,111	$ 22,472